Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 494,996	Fees	United Kingdom	GB-ENG	Blythe North Sea Transition Authority	Blythe (P1736)	Natural Gas	Northern Powergrid	Well
#: 2
	464,015	Fees	United Kingdom	GB-ENG	Southwark North Sea Transition Authority	Southwark (P1915)	Natural Gas	Northern Powergrid	Well
#: 3
	$ 371,696	Fees	United Kingdom	GB-ENG	Elgood North Sea Transition Authority	Elgood (P2260)	Natural Gas	Northern Powergrid	Well